Share based payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Sharebased Payment Arrangements [Abstract]
Share based payments

25. Share based payments

Details of the employee share option of the Group

The Group operates an equity-settled share-based incentive scheme. The options vest in instalments over four years with expiry after ten years. Unvested options are forfeited if the employee leaves the Group before the options vest. During the year share options were granted under an unapproved scheme.

On June 10, 2020 Cazoo Holdings was inserted as the parent company of Cazoo Limited in a Group reorganization. All outstanding share options of Cazoo Limited were exchanged with replacement options in Cazoo Holdings Limited.

The replacements were granted as if they had been granted on the same date as the original Cazoo Limited option at the same exercise price with the same vesting schedule. The fair value of the Cazoo Holding Limited option was equal to the fair value of the Cazoo Limited option immediately prior to the replacement. The share option replacement was treated as a modification in accordance with IFRS 2 and accordingly the initial share-based payment charge profile has not been impacted.

The Group recognized a share based charge for the year as follows:

	2020	2019	2018
	£’000	£’000	£’000
EMI – Pre-modification grants	182	152	—
Unapproved – Pre-modification grants	1,763	47	—
Unapproved – Post-modification grants	1,814	—	—
	3,759	199	—

The following options were granted during the year ended December 31, 2020:

Scheme	Number	Grant date	Expiry date
Unapproved	1,566,584	01/01/2020	01/01/2030
Unapproved	1,422,500	01/04/2020	01/04/2030
Unapproved	2,215,381	01/07/2020	01/07/2030
Unapproved	1,594,720	01/10/2020	01/10/2030
Total 2020	6,799,185

Unapproved	2,079,500	01/06/2019	31/05/2029
EMI	7,102,500	01/10/2019	30/09/2029
Total 2019	9,182,000

Movements in share options during the year

The following reconciles the share options outstanding at the beginning and end of the year. The movement schedule is presented as if the options granted in 2019 and prior to the restructure were granted by Cazoo Holdings Limited.

	EMI Number of options	Unapproved Number of options
As at October 15, 2018	—	—
Granted during the Period	—	—
Forfeited during the Period	—	—
As at December 31, 2018	—	—

Granted during the Year	7,102,500	2,079,500
Forfeited during the Year	(15,000)	(20,000)
As at December 31, 2019	7,087,500	2,059,500

Granted during the Year	—	6,799,185
Exercised during the Year	(1,353,817)	—
Forfeited during the Year	(1,050,000)	(737,292)
As at December 31, 2020	4,683,683	8,121,393

10,625 options were exercisable as at December 31, 2020 (2019: nil).

Employee share option fair value assessment

The following information is relevant in the determination of fair value of the employee share options granted in during 2020:

Unapproved
Valuation method	Black-Scholes
Share valuation	£0.72 – £4.47
Exercise price	£nil
Expected volatility	46%
Dividend yield	Nil
Risk free interest rate	0.00%
Fair value per share	£0.72 – £4.47

The expected volatility was estimated with references to listed Companies with a similar business model.

The following information is relevant in determining the fair value of the employee share options granted during 2019:

	EMI	Unapproved
Valuation method	Black-Scholes	Black-Scholes
Share valuation	£0.10	£0.17
Exercise price	£0.10	£nil
Expected volatility	66%	62%
Dividend yield	Nil	Nil
Risk free interest rate	0.80%	0.75%
Fair value per share	£0.17	£0.17